Summary of principal accounting policies (Details Narrative)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Income tax description	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	10 years